Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Deferred income tax assets	$ 18	$ 28
Deferred tax liabilities	(472)	(501)
Net deferred tax liabilities	$ (454)	$ (473)